Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.32%
Fannie Mae REMICs
Series 2015-18 NS 1.731% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	4,133,908	$ 442,454
Series 2015-37 SB 1.231% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	8,893,600	716,594
Series 2016-48 US 1.711% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	10,616,452	792,810
Series 2017-33 AI 4.50% 5/25/47 Σ	3,837,543	592,863
Series 2019-13 IP 5.00% 3/25/49 Σ	2,714,491	549,302
Series 4740 SB 1.832% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	3,988,685	410,129

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ	16,570,996	2,357,836
Total Agency Collateralized Mortgage Obligations (cost $7,981,863)		5,861,988

Agency Mortgage-Backed Securities — 1.83%
Fannie Mae S.F. 30 yr
3.00% 4/1/47	2,024,268	1,808,724
3.00% 12/1/51	2,295,003	2,027,428
3.50% 6/1/52	1,260,455	1,145,491
5.00% 9/1/52	2,017,504	1,989,603
5.50% 8/1/52	2,331,398	2,338,749
Freddie Mac S.F. 30 yr
2.50% 1/1/52	5,069,275	4,304,011
3.00% 2/1/52	955,916	839,272
3.50% 6/1/47	2,610,698	2,421,237
3.50% 4/1/52	2,429,952	2,214,951
4.00% 8/1/52	2,644,879	2,494,745
4.00% 9/1/52	1,421,753	1,340,694
4.50% 9/1/52	5,172,481	4,995,982
5.00% 7/1/52	1,874,824	1,848,897
5.50% 9/1/52	499,967	508,830
GNMA II S.F. 30 yr
3.00% 12/20/51	688,630	615,309
5.00% 9/20/52	2,359,064	2,338,159
Total Agency Mortgage-Backed Securities (cost $34,209,080)		33,232,082

Convertible Bonds — 0.07%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	49,000	47,846
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,296,000	$ 1,257,120
Total Convertible Bonds (cost $1,282,903)		1,304,966

Corporate Bonds — 13.75%
Banking — 4.87%
Ally Financial 4.70% 5/15/28 μ, ψ	2,000,000	1,257,500
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,418,155
Bank of America
2.482% 9/21/36 μ	735,000	541,737
2.676% 6/19/41 μ	740,000	500,463
4.375% 1/27/27 μ, ψ	295,000	250,582
6.204% 11/10/28 μ	470,000	486,106

Bank of New York Mellon 5.802% 10/25/28 μ	234,000	242,389
Barclays
4.375% 3/15/28 μ, ψ	5,000,000	3,825,000
6.125% 12/15/25 μ, ψ	3,901,000	3,564,539
7.325% 11/2/26 μ	505,000	523,631
8.00% 6/15/24 μ, ψ	7,237,000	7,049,603

Citigroup 5.61% 9/29/26 μ	1,220,000	1,226,502
Citizens Bank 6.064% 10/24/25 μ	840,000	850,073
Credit Suisse Group
144A 6.375% 8/21/26 #, μ, ψ	4,768,000	3,428,991
144A 6.442% 8/11/28 #, μ	475,000	433,278
144A 7.50% 12/11/23 #, μ, ψ	10,148,000	8,889,648

Fifth Third Bancorp 4.337% 4/25/33 μ	1,425,000	1,306,028
Fifth Third Bank 5.852% 10/27/25 μ	625,000	631,760
Goldman Sachs Group
1.542% 9/10/27 μ	2,600,000	2,246,102
3.102% 2/24/33 μ	115,000	93,677
Huntington National Bank
4.552% 5/17/28 μ	1,946,000	1,880,694
5.65% 1/10/30	330,000	333,302
ING Groep
3.875% 5/16/27 μ, ψ	6,000,000	4,401,716
4.25% 5/16/31 μ, ψ	4,000,000	2,755,025

Jefferies Financial Group 2.625% 10/15/31	2,195,000	1,679,690
NQ-IV006 [12/22] 2/23 (xxxxxxx)    1

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.953% 2/4/32 μ	410,000	$ 314,565
4.851% 7/25/28 μ	1,185,000	1,157,064

KeyBank 5.85% 11/15/27	205,000	211,963
KeyCorp 4.789% 6/1/33 μ	1,987,000	1,881,924
Morgan Stanley
1.928% 4/28/32 μ	2,265,000	1,714,293
2.484% 9/16/36 μ	885,000	643,740
6.138% 10/16/26 μ	340,000	347,622
6.296% 10/18/28 μ	430,000	444,653
6.342% 10/18/33 μ	280,000	294,281
PNC Financial Services Group
5.671% 10/28/25 μ	495,000	500,622
6.20% 9/15/27 μ	380,000	372,305
Standard Chartered
144A 4.30% 8/19/28 #, μ, ψ	17,000,000	13,089,070
144A 6.00% 8/19/28 #, μ, ψ	5,000,000	4,822,229
State Street
2.203% 2/7/28 μ	350,000	314,904
5.751% 11/4/26 μ	110,000	112,720
5.82% 11/4/28 μ	75,000	77,586

SVB Financial Group 4.57% 4/29/33 μ	525,000	465,941
Toronto-Dominion Bank 4.108% 6/8/27 *	1,210,000	1,171,598
Truist Financial 6.123% 10/28/33 μ	298,000	314,495
UniCredit
144A 5.459% 6/30/35 #, μ	9,547,000	7,775,162
144A 5.861% 6/19/32 #, μ	2,383,000	2,095,278

US Bancorp 5.727% 10/21/26 μ	350,000	356,860
Wells Fargo & Co. 4.808% 7/25/28 μ	455,000	445,146
		88,740,212
Basic Industry — 0.17%
Celanese US Holdings
6.05% 3/15/25	1,015,000	1,011,909
6.165% 7/15/27	5,000	4,940

Sherwin-Williams 2.90% 3/15/52	1,650,000	1,034,481
Westlake 3.125% 8/15/51	1,600,000	991,582
		3,042,912
Capital Goods — 0.22%
Boeing 4.875% 5/1/25	1,937,000	1,923,911
Eaton 4.15% 3/15/33	1,660,000	1,548,417
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Lockheed Martin
3.90% 6/15/32	375,000	$ 354,507
4.15% 6/15/53	320,000	273,226
		4,100,061
Communication Services — 0.82%
Altice France Holding 144A 10.50% 5/15/27 #	8,387,000	6,413,120
CCO Holdings 144A 4.50% 8/15/30 #	6,000,000	4,970,460
Frontier Communications Holdings
5.875% 11/1/29	4,187,781	3,245,429
144A 6.00% 1/15/30 #	461,000	362,748
		14,991,757
Communications — 0.33%
AT&T 3.50% 9/15/53	3,490,000	2,371,229
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,041,569
Crown Castle
1.05% 7/15/26	735,000	635,940
2.10% 4/1/31	1,405,000	1,110,729

Discovery Communications 4.00% 9/15/55	400,000	241,754
Verizon Communications 2.875% 11/20/50	375,000	236,721
Warnermedia Holdings 144A 5.141% 3/15/52 #	445,000	325,218
		5,963,160
Consumer Cyclical — 0.16%
Amazon.com 2.50% 6/3/50	1,322,000	839,183
Aptiv 3.10% 12/1/51	1,890,000	1,124,266
VICI Properties 4.95% 2/15/30	945,000	900,837
		2,864,286
Consumer Discretionary — 1.27%
Carnival 144A 7.625% 3/1/26 #	6,235,000	4,952,864
Ford Motor 6.10% 8/19/32	7,000,000	6,476,977
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	6,315,000	5,050,863
Staples 144A 7.50% 4/15/26 #	7,809,000	6,737,137
		23,217,841
Consumer Non-Cyclical — 0.25%
CVS Health
2.70% 8/21/40	1,655,000	1,149,576
4.78% 3/25/38	555,000	507,782
GE HealthCare Technologies
144A 5.60% 11/15/25 #	285,000	287,061
144A 5.65% 11/15/27 #	285,000	288,834

2    NQ-IV006 [12/22] 2/23 (xxxxxxx)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA LUX
144A 3.00% 2/2/29 #	558,000	$ 463,037
144A 3.625% 1/15/32 #	2,000,000	1,622,890

Zoetis 5.40% 11/14/25	165,000	168,476
		4,487,656
Electric — 0.53%
Appalachian Power 4.50% 8/1/32	1,375,000	1,286,115
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,137,304
Duke Energy Carolinas 3.95% 11/15/28	1,810,000	1,740,403
Indianapolis Power & Light 144A 5.65% 12/1/32 #	430,000	442,375
Nevada Power 5.90% 5/1/53	655,000	702,308
NextEra Energy Capital Holdings 3.00% 1/15/52	425,000	279,394
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,098,632
144A 2.45% 12/2/27 #	390,000	323,741

PacifiCorp 5.35% 12/1/53	230,000	229,059
Southern 5.70% 10/15/32	360,000	369,372
		9,608,703
Energy — 2.90%
BP Capital Markets America
2.721% 1/12/32	530,000	443,166
2.939% 6/4/51	1,255,000	832,065
Energy Transfer
5.75% 2/15/33	220,000	215,663
6.25% 2/15/23 *, μ, ψ	5,000,000	4,256,250
6.75% 5/15/25 μ, ψ	5,879,000	5,107,381
7.125% 5/15/30 μ, ψ	15,000,000	12,562,500

Enterprise Products Operating 3.30% 2/15/53	1,555,000	1,041,381
Guara Norte 144A 5.198% 6/15/34 #	1,821,140	1,543,552
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,515,000	1,312,458
144A 6.25% 4/15/32 #	3,487,000	3,014,113
Laredo Petroleum
9.50% 1/15/25	8,259,000	8,153,286
10.125% 1/15/28	9,436,000	9,216,465

Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,042,789
Targa Resources Partners 5.00% 1/15/28	1,770,000	1,691,392
Valero Energy 2.15% 9/15/27	1,496,000	1,314,209
		52,746,670
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.16%
Air Lease
2.875% 1/15/32 *	1,810,000	$ 1,442,513
5.85% 12/15/27	280,000	280,178

Aviation Capital Group 144A 3.50% 11/1/27 #	1,265,000	1,106,889
		2,829,580
Financial Services — 0.25%
New Cotai 5.00% 2/2/27	1,952,660	4,502,107
		4,502,107
Industrials — 0.54%
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	7,455,000	3,690,225
144A 9.00% 11/15/26 #, *	5,288,000	3,582,620
144A 13.125% 11/15/27 #	10,000,000	2,525,000
		9,797,845
Insurance — 0.48%
AIA Group
144A 3.20% 9/16/40 #	3,902,000	2,791,922
144A 3.375% 4/7/30 #	1,960,000	1,726,637

Aon 5.00% 9/12/32	1,605,000	1,592,161
Athene Holding
3.45% 5/15/52	985,000	608,433
3.95% 5/25/51	440,000	298,674

Berkshire Hathaway Finance 3.85% 3/15/52	1,405,000	1,127,326
Humana
5.75% 3/1/28	454,000	464,395
5.875% 3/1/33	120,000	124,264
		8,733,812
Natural Gas — 0.09%
Atmos Energy
2.85% 2/15/52	385,000	250,908
5.75% 10/15/52	685,000	719,341

Southern Co. Gas Capital 5.15% 9/15/32	740,000	728,544
		1,698,793
REITs — 0.05%
American Homes 4 Rent 3.625% 4/15/32	220,000	185,644
Digital Realty Trust
4.45% 7/15/28	300,000	284,595
5.55% 1/15/28	530,000	534,458
		1,004,697
Technology — 0.51%
Apple 2.40% 8/20/50	3,122,000	1,956,144
Autodesk 2.40% 12/15/31	420,000	336,597
Baidu 1.72% 4/9/26	1,672,000	1,489,334

NQ-IV006 [12/22] 2/23 (xxxxxxx)    3

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom 144A 3.419% 4/15/33 #	4,000	$ 3,218
CDW 3.276% 12/1/28	1,035,000	888,066
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	351,872
Oracle
5.80% 11/10/25	110,000	112,585
6.15% 11/9/29	240,000	249,680

PayPal Holdings 3.90% 6/1/27 *	1,180,000	1,137,348
Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,479,184
Workday
3.50% 4/1/27	55,000	51,484
3.70% 4/1/29	110,000	101,150
3.80% 4/1/32	110,000	97,408
		9,254,070
Transportation — 0.15%
Azul Investments 144A 7.25% 6/15/26 #	1,500,000	919,408
Burlington Northern Santa Fe 2.875% 6/15/52	330,000	221,592
Simpar Europe 144A 5.20% 1/26/31 #	2,000,000	1,517,660
		2,658,660
Total Corporate Bonds (cost $291,452,857)		250,242,822

Municipal Bonds — 0.08%
Commonwealth of Puerto Rico(Restructured)
Series A-1 3.045% 7/1/24^	62,870	58,294
Series A-1 4.00% 7/1/35	137,232	115,818
Series A-1 4.00% 7/1/37	145,770	119,622

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,448,800	1,213,370
Total Municipal Bonds (cost $1,717,658)		1,507,104

Non-Agency Collateralized Mortgage Obligations — 0.33%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	988,673
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,126,174
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	$ 902,565
Total Non-Agency Collateralized Mortgage Obligations (cost $8,277,181)		6,017,412

Non-Agency Commercial Mortgage-Backed Securities — 0.80%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,838,243
Series 2022-BNK41 A4 3.79% 4/15/65 •	2,000,000	1,816,748
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,870,141
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,610,119
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,659,826

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,640,089
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,704,529
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,322,309
Merrill Lynch Mortgage Investors Trust Series 1998-C1 F 6.25% 11/15/26 •	53,406	53,379
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,374,575)		14,515,383

Loan Agreements — 3.17%
Advantage Sales & Marketing Tranche B-1 8.284% (LIBOR03M + 4.50%) 4/10/29 •	3,033,834	2,524,244
Amynta Agency Borrower Tranche B 1st Lien 8.884% (LIBOR01M + 4.50%) 4/2/27 •	18,407,880	17,487,486
Epic Crude Services LP 9.74% (LIBOR03M + 5.00%) 2/3/26 •	8,132	7,261
MLN US Holdings 1st Lien 11.154% (SOFR03M + 6.70%) 6/10/28 •	7,567,274	6,129,492

4    NQ-IV006 [12/22] 2/23 (xxxxxxx)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
PetsMart 8.13% (LIBOR01M + 3.75%) 11/2/28 •	2,553,675	$ 2,510,582
Surgery Center Holdings 8.05% (LIBOR01M + 3.75%) 7/8/28 •	9,137,917	9,032,830
West Corporation Tranche B 8.415% (LIBOR03M + 4.00%) 10/10/24 •	3,286,813	3,026,606
White Cap Buyer 8.073% (SOFR01M + 3.75%) 7/10/28 •	17,456,030	16,911,734
Total Loan Agreements (cost $60,003,510)		57,630,235

US Treasury Obligations — 7.39%
US Treasury Bonds
2.75% 8/15/47	2,525,000	1,972,163
3.00% 2/15/49	4,219,000	3,476,720
4.00% 11/15/52	910,000	911,564

US Treasury Floating Rate Note 4.60% (USBMMY3M + 0.14%) 10/31/24 •	49,325,000	49,274,274
US Treasury Notes
0.125% 4/30/23	56,000,000	55,230,879
3.875% 11/30/27	220,000	218,831
3.875% 11/30/29	1,025,000	1,018,353
4.00% 10/31/29	515,000	515,282
4.125% 10/31/27	14,490,000	14,544,337
4.125% 11/15/32	4,030,000	4,113,434
4.375% 10/31/24	3,330,000	3,320,765
Total US Treasury Obligations (cost $135,849,423)		134,596,602
	Number of shares
Common Stocks — 63.17%
Banking — 8.22%
AGNC Investment	1,537,160	15,909,606
BNP Paribas	323,460	18,437,693
First Republic Bank	129,709	15,810,230
ICICI Bank	1,166,527	12,561,351
Intercontinental Exchange	124,234	12,745,166
Morgan Stanley	188,085	15,990,987
ORIX	1,688,903	27,262,580
Prudential	1,249,210	17,027,871
State Bank of India	1,866,948	13,849,220
		149,594,704
Communication Services — 4.64%
Alphabet Class A †	229,490	20,247,903
Deutsche Telekom	1,391,263	27,757,154
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Frontier Communications Parent †	336,490	$ 8,573,765
New Cotai =, †	1,819,823	1,678,333
Tencent Holdings	333,400	14,266,391
T-Mobile US †	85,914	12,027,960
		84,551,506
Consumer Discretionary — 8.38%
Amazon.com †	99,567	8,363,628
Aptiv †	181,796	16,930,662
Burlington Stores †	74,744	15,155,093
Darden Restaurants	163,765	22,653,612
Ferrari	67,734	14,515,673
H World Group ADR	361,986	15,355,446
JD.com ADR	272,733	15,308,503
LVMH Moet Hennessy Louis Vuitton	15,169	11,039,982
Media Group Holdings Series H <<, †	640,301	0
Media Group Holdings Series T <<, †	80,253	0
Skechers USA Class A †	420,683	17,647,652
Studio City International Holdings ADR †	203,063	1,210,256
Studio City International Holdings ADR †	184,458	1,099,370
Subaru	854,718	13,204,364
		152,484,241
Consumer Staples — 4.66%
Asahi Group Holdings	186,000	5,837,656
Casey's General Stores	49,573	11,121,703
China Mengniu Dairy †	4,772,687	21,645,532
Procter & Gamble	160,412	24,312,043
Reckitt Benckiser Group	316,315	22,003,815
		84,920,749
Energy — 4.27%
Canadian Natural Resources	476,562	26,463,488
ConocoPhillips	226,246	26,697,028
Schlumberger	109,379	5,847,401
Shell	324,016	9,184,401
TotalEnergies *	152,377	9,566,516
		77,758,834
Healthcare — 10.65%
Abbott Laboratories	140,524	15,428,130
AstraZeneca	142,135	19,276,350
Bayer	301,810	15,612,479
Eli Lilly & Co.	44,621	16,324,147
Genmab †	56,449	23,898,271
Regeneron Pharmaceuticals †	29,649	21,391,457

NQ-IV006 [12/22] 2/23 (xxxxxxx)    5

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Thermo Fisher Scientific	24,286	$ 13,374,057
UnitedHealth Group	53,644	28,440,976
Vertex Pharmaceuticals †	73,574	21,246,700
Zimmer Biomet Holdings	147,517	18,808,418
		193,800,985
Industrials — 7.36%
Airbus	189,659	22,539,333
Generac Holdings †	18,584	1,870,665
Ingersoll Rand	287,247	15,008,656
Larsen & Toubro	968,176	24,409,785
Raytheon Technologies	229,933	23,204,838
Thales	122,243	15,611,004
Union Pacific	84,956	17,591,839
Vinci	137,919	13,772,906
		134,009,026
Materials — 0.55%
Barrick Gold	586,075	10,068,769
		10,068,769
Technology — 12.94%
Ambarella †	203,413	16,726,651
Apple	142,656	18,535,294
Autodesk †	67,983	12,703,983
Check Point Software Technologies †	168,000	21,194,880
Intuit ~	51,031	19,862,286
KLA	26,420	9,961,133
Mastercard Class A	78,153	27,176,143
Microchip Technology	154,138	10,828,194
Microsoft ~	121,807	29,211,755
NVIDIA	76,062	11,115,701
PayPal Holdings †	170,658	12,154,263
Seagate Technology Holdings	162,147	8,530,554
Taiwan Semiconductor Manufacturing	1,284,550	18,744,470
VeriSign †	91,644	18,827,343
		235,572,650
Utilities — 1.50%
NTPC	5,711,024	11,490,390
RWE	354,183	15,768,232
		27,258,622
Total Common Stocks (cost $1,633,883,451)		1,150,020,086

Exchange-Traded Funds — 2.87%
iShares 0-5 Year High Yield Corporate Bond ETF	616,887	25,224,510
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Russell 2000 ETF*	384,214	$ 27,037,139
Total Exchange-Traded Funds (cost $55,088,593)		52,261,649
	Troy Ounces
Bullion — 4.81%
Gold	48,025	87,570,885
Total Bullion (cost $56,154,778)		87,570,885
	Number of shares
Short-Term Investments — 1.86%
Money Market Mutual Funds — 1.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	8,436,892	8,436,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	8,436,892	8,436,892
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	8,436,892	8,436,892
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	8,436,892	8,436,892
Total Short-Term Investments (cost $33,747,568)		33,747,568

Total Value of Securities Before Securities Lending Collateral—100.45% (cost $2,335,023,440)		1,828,508,782

6    NQ-IV006 [12/22] 2/23 (xxxxxxx)

(Unaudited)
	Number of shares	Value (US $)
Securities Lending Collateral — 1.39%
Money Market Mutual Fund — 1.39%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	25,328,931	$ 25,328,931
Total Securities Lending Collateral (cost $25,328,931)		25,328,931

Total Value of Securities—101.84% (cost $2,360,352,371)		1,853,837,713■
Obligation to Return Securities Lending Collateral — 1.39%		25,328,931
Liabilities Net of Receivables and Other Assets — (0.45%)★		(8,118,440)
Net Assets Applicable to 101,204,953 Shares Outstanding—100.00%		$1,820,390,342
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $114,522,545, which represents 6.29% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
~	All or portion of the security has been pledged as collateral for potential options written.
■	Includes $35,088,842 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $11,062,056.
★	Includes $509,798 cash collateral held at broker for futures contracts as of December 31, 2022

NQ-IV006 [12/22] 2/23 (xxxxxxx)    7

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
The following futures contracts were outstanding at December 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(20)	US Treasury 2 yr Notes	$(4,101,562)	$(4,097,766)	3/31/23	$—	$(3,796)	$3,125
51	US Treasury 5 yr Notes	5,504,414	5,504,110	3/31/23	304	—	(4,383)
47	US Treasury 10 yr Notes	5,277,953	5,292,752	3/22/23	—	(14,799)	(6,609)
33	US Treasury Long Bonds	4,136,343	4,135,653	3/22/23	690	—	(5,156)
22	US Treasury Ultra Bonds	2,954,876	2,948,167	3/22/23	6,709	—	(11,000)
Total Futures Contracts			$13,782,916		$7,703	$(18,595)	$(24,023)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
8    NQ-IV006 [12/22] 2/23 (xxxxxxx)